Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Summary of significant accounting policies
Summary of significant accounting policies

Note 4.Summary of significant accounting policies

Accounts Receivable

Receivables represent rights to consideration that are unconditional and consist of amounts billed and currently due from customers. The Group extends credit to customers in the normal course of business and in line with industry practices.

Advertising Costs

All advertising costs are expensed as incurred.

Allowance for Credit losses

The Group recognizes an allowance for credit losses to present the net amount of receivables expected to be collected as of the balance sheet date. The allowance is based on the credit losses expected to arise over the asset’s contractual term taking into account historical loss experience, customer-specific data as well as forward-looking estimates. Expected credit losses are estimated individually.

Accounts receivables are written off when deemed uncollectible and are recognized as a deduction from the allowance for credit losses. Expected recoveries, which are not to exceed the amount previously written off, are considered in determining the allowance balance at the balance sheet date.

Available-For-Sale Debt Securities

Available-for-sale debt securities are reported at fair value. Unrealized gains and losses, net of tax, are included in accumulated other comprehensive income (AOCI) until realized or determined to be credit impaired. The Company evaluates available-for-sale debt securities for expected credit losses under ASC 326. A credit loss allowance is recorded when a security’s fair value is less than its amortized cost and the Company does not expect to recover the full amortized cost.

Cash and Cash Equivalents

Cash consists of deposits held at major banks that are readily available. Cash equivalents consist of highly liquid investments that are readily convertible to cash and with original maturity dates of three months or less from the date of purchase. The carrying amounts approximate fair value due to the short maturities of these instruments. Managed investment accounts held for investment purposes are excluded from cash and cash equivalents.

Comprehensive Income / (Loss)

Comprehensive income includes net income and other comprehensive income (“OCI”). Other comprehensive income consists of revenues, expenses, gains, and losses to be included in comprehensive income but excluded from net income as listed in ASC 220-10-45-10A.

In line with ASC 220 (Income Statement - Reporting Comprehensive Income), the Group has elected to report comprehensive income in a single continuous financial statement with two sections: net income and other comprehensive income.

The Group presents each of the components of other comprehensive income separately, based on their nature, in the statement of comprehensive income.

Contract Assets

Contract assets consist of accrued revenue where the Group has fulfilled its performance obligation towards the customer, but the right to payment is conditional on something other than the passage of time, and therefore the corresponding invoice has not yet been issued. Upon invoicing, contract assets are reclassified to trade accounts receivable until payment is received.

Contract Liability

Contract liability consists of either:

-	amounts that have been invoiced and not yet paid nor recognized as revenue. Upon payment, the liability is reclassified to deferred revenue if the amounts still have not been recognized as revenue. Contract liability that will be realized during the succeeding 12-month period is recorded as current and the remaining contract liability recorded as noncurrent. This would relate to multi-year certificates or licenses.
-	advances from customers not supported by invoices.

Cost of Sales and Depreciation of Production Assets

Our cost of sales consists primarily of expenses associated with the delivery and distribution of our services and products. These include expenses related to the license to the global cryptographic root key, the global certification authorities as well as the digital certificates for people, servers and objects, expenses related to the preparation of our secure elements and the technical support provided on the Group’s ongoing production and on ramp-up phases, including materials, labor, test and assembly suppliers and subcontractors, freights costs, as well as the amortization of probes, wafers and other items that are used in the production process. This amortization is disclosed separately under depreciation of production assets on the face of the income statement.

Crypto Assets

The Group’s cryptocurrency holding is classified as crypto assets with indefinite useful lives in accordance with ASC 350‑30 and presented separately in the notes (see Note 16). All in‑scope crypto assets shall be remeasured to fair value at each reporting date in accordance with ASC 820 (Fair Value Measurement). All changes in fair value (whether unrealized gains or losses) shall be recognized in net income for the period in which the change occurs.

Cryptocurrencies created or issued by the Group’s related parties are explicitly outside the ASU 2023‑08 scope. They are accounted for under the cost‑less‑impairment model and subject to periodic impairment testing and are not amortized. The Group evaluates these assets for impairment at least annually, or more frequently when indicators of impairment exist.

Deferred Revenue

Deferred revenue consists of amounts that have been invoiced and paid but have not been recognized as revenue. Deferred revenue that will be realized during the succeeding 12-month period is recorded as current and the remaining deferred revenue recorded as noncurrent. This would relate to multi-year certificates or licenses.

Earnings per Share

Basic earnings per share are calculated using the two-class method required for companies with multiple classes of common stock. The two-class method determines net earnings per common share for each class of common stock according to dividends declared or accumulated and participation rights in distributed and undistributed earnings or losses. The two-class method requires income available to common stockholders for the period to be allocated between each class of common stock based upon their respective rights to receive dividends as if all income for the period had been distributed.

For WISeKey, the dividend rights of the holders of Class A Shares, nominal value CHF 0.01, (the “WIHN Class A Shares”, or, individually, a “WIHN Class A Share”) and WIHN Class B Shares (collectively, the “common stock”) differ. Dividend rights are proportionate to the nominal value of each class of shares. The dividend rights of a WIHN Class B Share with a nominal value of CHF 0.10 are ten times greater than the dividend rights of a WIHN Class A Share with a nominal value of CHF 0.01. Undistributed earnings are allocated to the classes of common stock proportionately to their dividend rights and the resulting net results per share will, therefore, vary for each class of common stock. In line with ASC 260-10-45, the Group has presented the net earnings attributed to its common stock for each class of common stock. The earnings per share calculation is based on the weighted average number of shares in issue of each class.

When the effects are not antidilutive, diluted earnings per share are calculated using the weighted-average outstanding common shares and the dilutive effect of stock options as determined under the treasury stock method.

Equity Securities

Equity securities are any security representing an ownership interest in an entity or the right to acquire or dispose of an ownership interest in an entity at fixed or determinable prices, in accordance with ASC 321, i.e., investments that do not qualify for accounting as a derivative instrument, an investment in consolidated subsidiaries, or an investment accounted for under the equity method.

The Group accounts for these investments in equity securities at fair value at the reporting date, except for those investments without a readily determinable fair value where the Group has elected the measurement at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer, in line with ASC 321. Changes in fair value are accounted for in the income statement as a non-operating income/expense.

Fair Value of Financial Instruments

The Group’s financial instruments are primarily composed of cash and cash equivalents, accounts receivable, accounts payable and other current liabilities, other liabilities, and debt obligations.

Fair value is the price that would be received to sell an asset or the amount paid to transfer a liability, also referred to as the “exit price,” in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In instances in which the inputs used to measure fair value fall into different levels of the fair value hierarchy, as described in Note 6, the fair value measurement classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Management’s assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.

Fair values of financial instruments are estimated using public market prices, quotes from financial institutions and other available information. Due to their short-term maturity, the carrying amounts of cash and cash equivalents, accounts receivable and contract assets, accounts payable and other current liabilities approximate their fair values, and management also believes that the carrying values of notes and other receivables and outstanding balances on the Group’s credit and term loan facilities approximate their fair values, based on their specific asset and/or liability characteristics, including having terms consistent with current market conditions. The fair value of convertible note payable is calculated based on the present value of the future cash flows as of the reporting date.

Fiscal Year

The Group’s fiscal year ends on December 31.

Foreign Currency

In general, the functional currency of a foreign operation is the local currency. Assets and liabilities recorded in foreign currencies are translated at the exchange rate on the balance sheet date. Revenue and expenses are translated at average rates of exchange prevailing during the year. The effects of foreign currency translation adjustments are included in stockholders’ equity as a component of accumulated other comprehensive income / (loss). The Group’s reporting currency is USD.

General Principles of Business Combinations

The Group uses the acquisition method to account for business combination, in line with ASC Topic 805-10 Business Combinations. Subsidiaries acquired or divested in the course of the year are included in the consolidated financial statements respectively as of the date of purchase, and up to the date of sale. The consideration for the acquisition is measured as the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Group.

Goodwill is initially measured as the excess of the aggregate of the consideration transferred and the fair value of non-controlling interests over the net identifiable assets acquired and liabilities assumed.

Goodwill

Goodwill is not amortized but is subject to impairment analysis at least annually or more frequently if events or changes in circumstances indicate that the carrying amount may not be recoverable.

Goodwill is allocated to the reporting unit in which the business that created the goodwill resides. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Group performs its annual goodwill impairment test as of October 1st. The impairment test requires significant estimates of fair value, including projected cash flows and discount rates. Adverse changes in market conditions, operating performance, or other factors could result in a material impairment charge in future periods.

In accordance with ASC 830, the goodwill balance is recorded in the functional currency of the acquired business and translated at each reporting date. The resulting foreign currency translation adjustments are recorded in other comprehensive income.

Government Assistance - Research Tax Credits

Research tax credits are provided by the French government to give incentives for companies to perform technical and scientific research. SEALSQ France SAS and IC’Alps SAS are eligible to receive such tax credits.

These research tax credits are presented as a reduction of research & development expenses in the income statement when companies that have qualifying expenses can receive such grants in the form of a tax credit irrespective of taxes ever paid or ever to be paid, the corresponding research and development efforts have been completed and the supporting documentation is available. The credit is deductible from the entity’s income tax charge for the year or payable in cash the following year, whichever event occurs first. The tax credit is therefore considered to be a refundable R&D tax credit which is not within the scope of the income tax standard (ASC 740). It is included in current assets under government assistance in the balance sheet in line with ASC 832.

Government assistance in the form of interest-free loans is accounted for by recognizing a deferred revenue component, measured as the difference between the fair value of the loan on initial recognition and the proceeds received. This deferred income is amortized over the term of the loan. The Group classifies the portion of deferred income expected to be recognized within the next 12 months as current, with the remainder classified as noncurrent.

Other government incentives received as compensation for expenses already incurred for specific projects involving technical and scientific research are recognized as other operating income in the income statement when it becomes receivable.

Income Taxes

Taxes on income are accrued in the same period as the income and expenses to which they relate.

Deferred taxes are calculated on the temporary differences that arise between the tax base of an asset or liability and its carrying value in the balance sheet of our companies prepared for consolidation purposes, with the exception of temporary differences arising on investments in foreign subsidiaries where WISeKey has plans to permanently reinvest profits into the foreign subsidiaries.

Deferred tax assets on tax loss carry-forwards are only recognized to the extent that it is “more likely than not” that future profits will be available and the tax loss carry-forward can be utilized. The Group records a valuation allowance when it is more likely than not that some portion of the deferred tax asset will not be realized. This assessment involves significant judgment regarding future taxable income. It is reasonably possible that changes in projections of future taxable income could result in a material adjustment to the valuation allowance within the next year.

Changes to tax laws or tax rates enacted at the balance sheet date are taken into account in the determination of the applicable tax rate provided that they are likely to be applicable in the period when the deferred tax assets or tax liabilities are realized.

WISeKey is required to pay income taxes in a number of countries. WISeKey recognizes the benefit of uncertain tax positions in the financial statements when it is more likely than not that the position will be sustained on examination by the tax authorities. The benefit recognized is the largest amount of tax benefit that is greater than fifty percent likely of being realized on settlement with the tax authority, assuming full knowledge of the position and all relevant facts. WISeKey adjusts its recognition of these uncertain tax benefits in the period in which new information is available impacting either the recognition or measurement of its uncertain tax positions.

Intangible Assets

Intangible assets that are determined to have finite useful lives are amortized over their estimated useful lives, which generally range from 1 to 19 years. The Group review these assets for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Recoverability is assessed in accordance with ASC 360 based on the expected undiscounted future cash flows generated by the asset or asset group. If the carrying amount exceeds the undiscounted cash flows, an impairment loss is recognized for the excess of carrying value over fair value.

The Group’s cryptocurrency holding is classified as intangible assets with indefinite useful lives in accordance with ASC 350‑30. Cryptocurrencies created or issued by the Group’s related parties are explicitly outside the ASU 2023‑08 scope. They are accounted for under the cost‑less‑impairment model and subject to periodic impairment testing and are not amortized. The Group evaluates these assets for impairment at least annually, or more frequently when indicators of impairment exist.

Inventories

Inventories are stated at the lower of cost or net realizable value. Costs are calculated using standard costs, approximating average costs. Finished goods and work-in-progress inventories include material, labor and manufacturing overhead costs. The Group records an inventory valuation allowance based on an analysis of physical deterioration, obsolescence or a comparison to the anticipated demand or market value based on a consideration of marketability and product maturity, demand forecasts, historical trends and assumptions about future demand and market conditions. Should actual demand differ from forecasted demand, additional write-downs may be required. It is reasonably possible that estimates of net realizable value could change in the near term and such changes could be material to the consolidated financial statements.

Investment in SAFE

The Group’s investments in Simple Agreements for Future Equity (“SAFEs”), which represent contractual rights to receive equity interests in privately held companies upon the occurrence of specified future events, are accounted for as freestanding financial instruments. Because SAFEs do not convey a present ownership interest and do not meet the definition of an equity security, they are excluded from the scope of ASC 321 prior to conversion.

SAFEs are initially recognized at cost and classified as noncurrent assets. The Group assesses SAFEs for impairment based on qualitative factors, including the financial condition and prospects of the issuer, subsequent financing activity, and other company-specific developments. If an impairment is identified, the carrying amount is written down to its estimated recoverable amount with a corresponding charge to earnings. Upon conversion of a SAFE into equity securities, the Group derecognizes the SAFE and records the equity securities received at the carrying amount of the SAFE on the conversion date. The equity securities are subsequently accounted for in accordance with ASC 321.

Investments in Unconsolidated Affiliates

In line with ASC 323, the Group accounts for investments in entities over which it has significant influence, but not control, using the equity method of accounting. The Group evaluates the need for the equity method where influence exists despite lower ownership levels. Under the equity method, investments are initially recorded at cost and subsequently adjusted for the Group’s proportionate share of the investee’s net income or loss and dividends received. The Group’s share of the income or loss of these companies is reported in the consolidated income statement under equity in earnings of unconsolidated affiliates. The investment in these companies is reported in the consolidated balance sheet under investments in unconsolidated affiliates or related party affiliates.

The Group assesses equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Leases

In line with ASC 842, the Group, as a lessee, recognizes right-of-use assets and related lease liabilities on its balance sheet for all arrangements with terms longer than twelve months, and reviews its leases for classification between operating and finance leases. Obligations recorded under operating and finance leases are identified separately on the balance sheet. Assets under finance leases and their accumulated amortization are disclosed separately in the notes. Operating and finance lease assets and operating and finance lease liabilities are measured initially at an amount equal to the present value of minimum lease payments during the lease term, as at the beginning of the lease term.

The Group elected the short-term lease practical expedient whereby the Group does not present short-term leases on the consolidated balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that the Group is reasonably certain to exercise.

Litigation and Contingencies

Should legal proceedings and tax matters arise, due to their nature, such legal proceedings and tax matters involve inherent uncertainties including, but not limited to, court rulings, negotiations between affected parties and governmental actions. Management assesses the probability of loss for such contingencies and accrues liability and/or discloses the relevant circumstances, as appropriate.

Managed Investment Accounts

Managed investment accounts maintained for investment purposes are classified as investments and measured at fair value at each reporting date, with changes in fair value recognized in earnings. Cash balances and call deposits held within such accounts are not classified as cash or cash equivalents, as they are not segregated or designated for operating use.

Pension Plan

In the year 2025, the Group maintains five defined benefit post-retirement plans:

-	one that covers all employees working for WISeKey SA in Switzerland,
-	one that covers all employees working for WISeKey International Holding Ltd in Switzerland,
-	one that covers all employees working for SEALSQ Corp in Switzerland,
-	one that covers all employees working for SEALSQ France SAS in France, and
-	one that covers all employees working for IC’Alps SAS in France.

In accordance with ASC 715-30, Defined Benefit Plans – Pension, the Group recognizes the funded status of the plan in the balance sheet. Actuarial gains and losses are recorded in accumulated other comprehensive income / (loss).

The measurement of defined benefit obligations requires significant assumptions, including discount rates and expected returns on plan assets. A change in discount rates of 100 basis points would materially affect the projected benefit obligation. It is reasonably possible that changes in actuarial assumptions could materially impact the recorded obligation in the next fiscal year.

Principles of Consolidation

The consolidated financial statements include the accounts of WISeKey and its subsidiaries over which the Group has control. Intercompany income and expenses, including unrealized gross profits from internal group transactions and intercompany receivables, payables and loans, have been eliminated.

Net income / (loss) and comprehensive income / (loss) attributable to non-wholly owned subsidiaries are allocated to the owners of the Group and to the noncontrolling interests based on their respective ownership interests. Noncontrolling interests are presented as a separate component of equity in the consolidated financial statements. Intercompany income and expenses, including unrealized gross profits from internal group transactions and intercompany receivables, payables, and loans have been eliminated in consolidation.

Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives which range from 1 to 10 years. Leasehold improvements are amortized over the lesser of the estimated useful lives of the improvements or the lease terms, as appropriate. Property, plant and equipment are periodically reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Research and Development and Software Development Costs

All research and development costs and software development costs are expensed as incurred.

Revenue Recognition

WISeKey’s policy is to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, WISeKey applies the following steps:

-	Step 1: Identify the contract(s) with a customer.
-	Step 2: Identify the performance obligations in the contract.
-	Step 3: Determine the transaction price.
-	Step 4: Allocate the transaction price to the performance obligations in the contract.
-	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. The Group typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract. If a standalone price is not observable, the Group uses estimates.

The Group recognizes revenue when it satisfies a performance obligation by transferring control over goods or services to a customer. The transfer may be done at a point in time (typically for goods) or over time (typically for services). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. For performance obligations satisfied over time, the revenue is recognized over time, most frequently on a pro-rata temporis basis as most of the services provided by the Group relate to a set performance period.

If the Group determines that the performance obligation is not satisfied, it will defer recognition of revenue until it is satisfied.

The Group presents revenue net of sales taxes and any similar assessments.

The Group delivers products and records revenue pursuing commercial agreements with its customers, generally in the form of an approved purchase order or sales contract.

Where products are sold under warranty, the customer is granted a right of return which, when exercised, may result in either a full or partial refund of any consideration received, or a credit that can be applied against amounts owed, or that will be owed, to WISeKey. For any amount received or receivable for which the Group does not expect to be entitled to because the customer has exercised its right of return, the Group recognizes those amounts as a refund liability.

Sales Commissions

Sales commission expenses where revenue is recognized are recorded in the period of revenue recognition.

Segment Reporting

In 2025, following the acquisition of IC’Alps on August 4, 2025, our chief operating decision maker, who is also our Chief Executive Officer, requested changes in the information that he regularly reviews for purposes of allocating resources and assessing budgets and performance. As a result, beginning in fiscal year 2025, we report our financial performance based on a new segment structure described in Note 37. All prior periods were restated as a result of the change in reported segments.

Stock-Based Compensation

Stock-based compensation costs are recognized in earnings using the fair-value based method for all awards granted. Fair values of options and awards granted are estimated using a Black-Scholes option pricing model. The model’s input assumptions are determined based on available internal and external data sources. The risk-free rate used in the model is based on the Swiss treasury rate for the expected contractual term. Expected volatility is based on historical volatility of the underlying share.

Where WISeKey permits the withholding of shares as a means of meeting the grantee’s tax obligation in relation to their option exercise, the awards are accounted for as liabilities under ASC 718 for jurisdictions that do not have any withholding requirement. These awards are measured at fair value on the grant date and remeasured at each reporting period until settlement. Upon exercise, the fair value of the shares withheld is recorded in equity in line with ASC 718-10-25-18.

Compensation costs for unvested stock options and awards are recognized in earnings over the requisite service period based on the fair value of those options and awards at the grant date.

Nonemployee share-based payment transactions are measured by estimating the fair value of the equity instruments that an entity is obligated to issue, and the measurement date will be consistent with the measurement date for employee share-based payment awards (i.e., grant date for equity-classified awards).

Unbilled Accounts Receivable

Unbilled accounts receivable represent revenue recognized for which the Company has satisfied its performance obligations and has an unconditional right to consideration, but the related invoice has not yet been issued as of the reporting date. Upon invoicing, the asset is reclassified to trade accounts receivable until payment.

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting periods. Management bases its estimates and assumptions on historical experience and on various other factors that it believes to be reasonable under the circumstances. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

In many cases, the accounting treatment of a particular transaction is specifically dictated by US GAAP and does not require management’s judgment in its application. There are also areas in which management’s judgment in selecting from available alternatives would not produce a materially different result. However, certain estimates involve a higher degree of judgment and complexity and may materially affect the consolidated financial statements.

Significant estimates used in the preparation of the consolidated financial statements include:

-	Valuation of assets acquired and liabilities assumed in business combinations (see Note 6)
-	Inventory Valuation (see Note 10)
-	Goodwill impairment assessments (see Note 18)
-	Pension and other postretirement obligations (see Note 27)
-	Recoverability of deferred tax assets (see Note 37)

Recent Accounting Pronouncements

Adoption of new FASB Accounting Standard in the current year – Prior-Year Financial Statements not restated:

As of January 1, 2025, the Group adopted Accounting Standards Update (ASU) 2023-08 Intangibles – Goodwill and Other – Crypto Assets (subtopic 350-60): Accounting for and Disclosure of Crypto Assets, which establishes guidance for the recognition measurement, presentation and disclosure of certain crypto assets.

ASU 2023-08 requires in-scope crypto assets to be measured at fair value, with changes in fair value recognized in net income. It also requires separate presentation of crypto assets on the balance sheet and enhanced disclosures regarding nature, fair value measurement, and risks associated with crypto holdings. There was no material impact on the Group’s results upon adoption of the standard.

As of January 1, 2025, the Group also adopted Accounting Standards Update (ASU) 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure and modifies or eliminates certain existing requirements.

ASU 2023-09 requires entities to disclose the amount of income taxes paid (net of refunds) disaggregated by federal, state, and foreign taxes. They will also disclose the amount of income taxes paid (net of refunds) disaggregated by individual jurisdictions in which income taxes paid is equal to or greater than five percent of total income taxes paid. The standard also outlines additional disclosure requirements.

There was no impact on the Group’s results upon adoption of the standard.

New FASB Accounting Standard to be adopted in the future:

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which updates mandates that public business entities provide more detailed disclosures about specific expense categories in their financial statement notes, enhancing transparency for investors.

Summary: Entities are required to disaggregate certain expense captions presented on the income statement into the following natural expense categories, such as purchases of Inventory, Employee compensation, Depreciation and Intangible Asset Amortization. These disaggregated expenses must be presented in a tabular format within the notes to the financial statements for both annual and interim reporting periods. Additionally, entities are required to disclose the total amount of selling expenses and provide their definition.

Effective Date: ASU 2024-03 is effective for annual reporting periods for public business entities for fiscal years beginning after December 15, 2026, and for interim reporting periods within fiscal years beginning after December 15, 2027. Early adoption is permitted.

The Group expects to adopt all the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In November 2024, the FASB issued ASU 2024-04, Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. This update clarifies the accounting treatment for certain settlements of convertible debt instruments that do not occur under the instruments’ preexisting terms.

Summary: The update introduces a “preexisting contract approach” to determine whether an inducement offer should be accounted for as an induced conversion. Under this approach, an inducement offer is considered to preserve the form and amount of consideration if it provides the debt holder with at least the same consideration as the original conversion terms of the instrument. The assessment is based on the terms as they existed one year before the offer acceptance date, especially if the instrument was modified within that period. Additionally, the ASU clarifies that induced conversion accounting applies to convertible debt instruments within the scope of Subtopic 470-20 that are not currently convertible, provided the instrument contained a substantive conversion feature at both its issuance date and the inducement offer acceptance date.

Effective Date: ASU 2024-04 is effective for public business entities for fiscal years beginning after December 15, 2025. Early adoption is permitted.

The Group expects to adopt all the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This update provides targeted simplifications to the current expected credit loss (CECL) model for certain short-term financial assets arising from revenue transactions.

Summary: The update introduces a practical expedient that allows entities to assume that current economic conditions as of the balance-sheet date remain unchanged for the remaining life of certain current accounts receivable and current contract assets when estimating expected credit losses. This eliminates the need to develop forward-looking macroeconomic forecasts for these short-term assets, reducing complexity and documentation burden. The update also includes related disclosure requirements for entities electing the practical expedient or subsequent collection approach.

Effective Date: ASU 2025-05 is effective for annual reporting periods beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted.

The Group expects to adopt the guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software. This ASU makes targeted improvements to Subtopic 350-40 to increase the operability of the recognition guidance considering different methods of software development.

Summary: This update amends Subtopic 350-40 by removing references to prescriptive software development stages and introducing a principles-based approach for capitalizing costs. Under this approach, capitalization begins when management has authorized and committed to funding and it is probable that the project will be completed and used as intended. Additionally, the ASU introduces a framework for assessing significant development uncertainty, clarifies that specific asset disclosures apply to all capitalized internal-use software costs, and consolidates guidance for website development costs into Subtopic 350-40.

Effective Date: ASU 2025-06 is effective for all entities for fiscal years beginning after December 15, 2027. Early adoption is permitted.

The Group expects to adopt all the aforementioned guidance when effective. Management is assessing the impact of the aforementioned guidance on its consolidated financial statements but does not expect it to have a material impact.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. This update clarifies and refines the guidance in ASC 270 to improve how entities prepare and disclose interim financial statements and notes in accordance with U.S. GAAP.

Summary: The update specifies that ASC 270 applies to all entities that provide a complete set of interim financial statements with notes. It clarifies the form and content of interim financial statements and accompanying disclosures, including a consolidated list of disclosure requirements relevant for interim periods. The ASU also codifies a disclosure principle requiring entities to report material events or changes that occur after the most recent annual reporting period, such as significant changes in estimates, accounting policies, or contingencies. These amendments improve clarity, consistency, and ease of application but do not change the fundamental nature of interim reporting.

Effective Date: ASU 2025-11 is effective for public business entities for interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted. The Group expects to adopt the guidance when effective. Management is assessing the impact of the aforementioned guidance on its interim financial statements but does not expect it to have a material impact.